Warrants (Details) - Schedule of Comprehensive Loss Related to the Comerica Warrants - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Comprehensive Loss Related to the Comerica Warrants [Abstract]
Outstanding as of beginning period	$ 8	$ 2,149	$ 2,149	$ 1,023
Fair value changes	(1,726)	1,049	1,049	1,031
Additions	1,972			95
Conversion to the Company’s common stock		(3,190)	(3,190)
Outstanding at the end of the period	$ 8	$ 8	$ 8	$ 2,149